JPMORGAN INTERNATIONAL EQUITY FUNDS

JPMorgan Japan Fund

(All Share Classes)
(a series of JPMorgan Trust I)

Supplement dated July 27, 2007
to the Prospectuses dated February 28, 2007

The information in the first paragraph under the heading “The Funds’ Management and Administration — The Portfolio Managers — Japan Fund” in the Prospectuses is hereby deleted in its entirety and replaced with the following:

The Fund is managed by Peter Kirkman and Stephen Mitchell. Mr. Kirkman, Managing Director, is a senior portfolio manager with the Japan Portfolio Group (JPG). Previously, he was based in Tokyo as the chief investment officer of the Fleming Japanese Equities Team, and head of JPG which has members in both Tokyo and London. He joined J.P. Morgan Investment Management Inc. (JPMIM) or its affiliates (or one of its predecessors) in 2001 and took up his current position in 2003. Immediately prior to joining JPMIM, he spent five years with Trust Company of the West (TCW London International) where he specialized in Japan equities and was a senior vice president. He began his career as a graduate trainee with Prudential Portfolio Managers and left them in 1996 as a senior portfolio manager. He obtained an M.Phil. in management studies from Cambridge University and has an Investment Management Certificate from the London Business School. He is a member of the UK Society of Investment Professionals (ASIP) and the CFA Institute. Mr. Mitchell, Managing Director, heads the JPG in London and has been an employee of JPMIM or its affiliates (or one of its predecessors) since 1986.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-JAPAN-707

JPMORGAN INTERNATIONAL EQUITY FUNDS

JPMorgan Japan Fund

(All Share Classes)
(a series of JPMorgan Trust I)

Supplement dated July 27, 2007
to the Statement of Additional Information dated February 28, 2007

The following replaces the information relating to Stuart Cox contained in the Statement of Additional Information Part I, dated February 28, 2007, under the heading “Portfolio Managers — Portfolio Managers’ Other Accounts Managed” with respect to the JPMorgan Japan Fund:

The following table shows information regarding all of the other accounts managed by Peter Kirkman as of July 1, 2007:

Non-Performance Based Fee Advisory Accounts

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)
Japan Fund
Peter Kirkman	0	0	0	0	1	55

The following table shows information on the other accounts managed by Peter Kirkman that have advisory fees wholly or partly based on performance as of July 1, 2007:

Performance Based Fee Advisory Accounts

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)
Japan Fund
Peter Kirkman	0	0	0	0	0	0

The following table replaces the information relating to Stuart Cox contained in the Statement of Additional Information Part I, dated February 28, 2007, under the heading “Portfolio Managers — Portfolio Managers — Ownership of Securities” with respect to the JPMorgan Japan Fund:

The following table shows information regarding the ownership of securities of the JPMorgan Japan Fund by Peter Kirkman as of July 1, 2007:

None	$1– $10,000	$10,001– $50,000	$50,001– $100,000	$100,001– $500,000	$500,001– $1,000,000	over $1,000,000
X

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

SUP-SAI-JAPAN-707